Stock-Based Compensation - Summary of Stock Option Activity (Detail) (Stock Option [Member], USD $)	0 Months Ended			12 Months Ended
	Jan. 07, 2015	May 26, 2010	Aug. 31, 2005	Mar. 31, 2015	Mar. 31, 2014
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Stock Options, Beginning Balance				1,072,557	1,427,135
Number of Stock Options, Granted	11,030	161,429	1,452,505	11,030
Number of Stock Options, Forfeited or cancelled				(4,403)
Number of Stock Options, Exercised				(734,007)	(354,578)
Number of Stock Options, Ending Balance				345,177	1,072,557
Number of Stock Options, Exercisable				303,327
Weighted Average Exercise Price, Beginning Balance				$ 10.25	$ 10.30
Weighted Average Exercise Price, Granted				$ 13.32
Weighted Average Exercise Price, Forfeited or cancelled				$ 10.46
Weighted Average Exercise Price, Exercised				$ 10.46	$ 10.46
Weighted Average Exercise Price, Ending Balance				$ 9.93	$ 10.25
Weighted Average Exercise Price, Exercisable				$ 9.89
Weighted Average Remaining Contractual Term				2 years 9 months 15 days	2 years 1 month 13 days
Weighted Average Remaining Contractual Term, Exercisable				2 years 3 months 18 days
Aggregate Intrinsic Value, Exercised				$ 1,860,808	$ 829,928
Aggregate Intrinsic Value				1,444,950	1,848,962
Aggregate Intrinsic Value, Exercisable				$ 1,279,631